Financial risk management, objectives and policies, Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	$ 494,552	$ 996,301
Interest rate swaps	20,956	11,629
Total	515,507	1,007,929
1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	19,110	140,707
Interest rate swaps	8,541	3,523
Total	27,651	144,230
2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	475,441	855,593
Interest rate swaps	12,415	8,105
Total	487,857	863,699
More than 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Interest bearing loans	0	0
Interest rate swaps	0	0
Total	$ 0	$ 0